Consolidated statement of changes in equity (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory reserves unavailable for distribution	$ 472	$ 486
Par value per share (usd per share)	$ 1.50	$ 1.50
Number of treasury shares repurchased (in shares)		1,369,284
Share repurchase program	$ 0	$ 50	[1]
Number of shares withheld (in shares)	93,413	101,591
Guatemala joint ventures
Proportion of ownership interest in subsidiary	55.00%
Payments to acquire noncontrolling interest	$ 5

[1]	Re-presented for discontinued operations (see note A.4.).